                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2000
                                              --------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Birinyi Associates, Inc.
          ---------------------------------------------
Address:   61 Wilton Road
          ---------------------------------------------
           Westport, CT  06880
          ---------------------------------------------


Form 13F File Number:  28-04573
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Evan Paliotta
          ---------------------------------------------
Title:    Analyst
          ---------------------------------------------
Phone:    203-341-0833
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Evan Paliotta         Westport, CT.                 05/11/00
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       156

Form 13F Information Table Value Total:       $744,441
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                         COLUMN 1                            COLUMN 2         COLUMN 3         COLUMN 4
--------------------------------------------------------------------------------------------------------
                         NAME OF                          TITLE OF CLASS       CUSIP            VALUE
                         ISSUER                                                               (X $1000)
--------------------------------------------------------------------------------------------------------
America Online Inc.                                        Common Stock      02364J104         $65,165
Microsoft Corp.                                            Common Stock      594918104         $56,416
International Business Machines Corp.                      Common Stock      459200101         $54,567
American Express Company                                   Common Stock      025816109         $36,686
Intel Corp.                                                Common Stock      458140100         $32,818
Cisco Systems Inc.                                         Common Stock      17275R102         $32,279
Dell Computer Corp.                                        Common Stock      247025109         $31,320
General Electric Company                                   Common Stock      369604103         $31,109
Texas Instruments Inc.                                     Common Stock      882508104         $26,408
Citigroup Inc.                                             Common Stock      172967101         $22,771
Nokia OYJ                                                       ADR          654902204         $19,138
Standard and Poor's 500 Index (SPX)                        Common Stock      78462F103         $16,276
Lucent Technologies Inc.                                   Common Stock      549463107         $14,137
EMC Corp-Mass                                              Common Stock      268648102         $11,825
Exxon Mobil Corp.                                          Common Stock      30231G102         $11,591
Morgan Stanley Dean Witter & Company                       Common Stock      617446448         $11,541
Chase Manhattan Corp.                                      Common Stock      16161A108         $10,403
Sun Microsystems Inc.                                      Common Stock      866810104          $9,575
US West Inc.                                               Common Stock      91273H101          $9,289
Dow Chemical Company                                       Common Stock      260543103          $9,203
Yahoo Inc.                                                 Common Stock      984332106          $8,963
Time Warner Inc.                                           Common Stock      887315109          $8,580
Hewlett-Packard Co                                         Common Stock      428236103          $7,762
J.P. Morgan & Company                                      Common Stock      616880100          $7,747
Merrill Lynch & Co.                                        Common Stock      590188108          $7,718
Exodus Communications Inc.                                 Common Stock      302088109          $7,524
Bristol-Myers Squibb Co.                                   Common Stock      110122108          $6,920
Wal-Mart Stores Inc.                                       Common Stock      931142103          $6,270
Qualcomm Inc.                                              Common Stock      747525103          $6,062
Warner-Lambert Co.                                         Common Stock      934488107          $5,967
JDS Uniphase Corp.                                         Common Stock      46612J101          $5,654
CMGI Inc.                                                  Common Stock      125750109          $5,269
Motorola Inc.                                              Common Stock      620076109          $5,185
Merck & Co., Inc.                                          Common Stock      589331107          $5,084
Atlantic Richfield Co.                                     Common Stock      048825103          $4,654
Bell Atlantic Corp.                                        Common Stock      077853109          $4,542
Oracle Corporation                                         Common Stock      68389X105          $4,464
Corning Inc.                                               Common Stock      219350105          $4,181
Goldman Sachs Group Inc.                                   Common Stock      38141G104          $4,116
Schlumberger Ltd.                                          Common Stock      806857108          $4,028
Amazon.Com Inc.                                            Common Stock      023135106          $3,879
LSI Logic Corp.                                            Common Stock      502161102          $3,820
Chevron Corporation                                        Common Stock      166751107          $3,416
Schwab (Charles) Corp.                                     Common Stock      808513105          $3,342
Pfizer Inc.                                                Common Stock      717081103          $2,918
Applied Materials Inc.                                     Common Stock      038222105          $2,893
Amgen Inc.                                                 Common Stock      031162100          $2,823
Clear Channel Communications                               Common Stock      184502102          $2,721
Bellsouth Corporation                                      Common Stock      079860102          $2,684
Telephone & Data Systems Inc.                              Common Stock      879433100          $2,609
American International Group                               Common Stock      026874107          $2,542
Compaq Computer Corp.                                      Common Stock      204493100          $2,423
United Technologies Corp.                                  Common Stock      913017109          $2,401
Worldcom Inc.                                              Common Stock      98157D106          $2,371
Sony Corporation                                                ADR          835699307          $2,241
Berkshire Hathaway Inc.                                    Common Stock      084670108          $2,174
Adobe Systems Inc.                                         Common Stock      00724F101          $2,170
Home Depot Inc.                                            Common Stock      437076102          $2,068
Softbank Corp.                                             Common Stock      J75963108          $1,783
Inktomi Corp.                                              Common Stock      457277101          $1,755

                                                    COLUMN 5                          COLUMN 6                COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                SHRS OR     SH/PRN      Put/Call     Investment           Voting authority
                                                PRN AMT                              discretion        Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------
America Online Inc.                             968,991       SH                        SOLE           968,991
Microsoft Corp.                                 530,974       SH                        SOLE           530,974
International Business Machines Corp.           462,432       SH                        SOLE           462,432
American Express Company                        246,320       SH                        SOLE           246,320
Intel Corp.                                     248,742       SH                        SOLE           248,742
Cisco Systems Inc.                              417,512       SH                        SOLE           417,512
Dell Computer Corp.                             580,671       SH                        SOLE           580,671
General Electric Company                        200,462       SH                        SOLE           200,462
Texas Instruments Inc.                          165,050       SH                        SOLE           165,050
Citigroup Inc.                                  383,909       SH                        SOLE           383,909
Nokia OYJ                                        88,090       SH                        SOLE            88,090
Standard and Poor's 500 Index (SPX)             108,100       SH                        SOLE           108,100
Lucent Technologies Inc.                        232,713       SH                        SOLE           232,713
EMC Corp-Mass                                    94,600       SH                        SOLE            94,600
Exxon Mobil Corp.                               148,960       SH                        SOLE           148,960
Morgan Stanley Dean Witter & Company            141,494       SH                        SOLE           141,494
Chase Manhattan Corp.                           119,320       SH                        SOLE           119,320
Sun Microsystems Inc.                           102,180       SH                        SOLE           102,180
US West Inc.                                    127,910       SH                        SOLE           127,910
Dow Chemical Company                             80,730       SH                        SOLE            80,730
Yahoo Inc.                                       52,300       SH                        SOLE            52,300
Time Warner Inc.                                 85,800       SH                        SOLE            85,800
Hewlett-Packard Co                               58,556       SH                        SOLE            58,556
J.P. Morgan & Company                            58,800       SH                        SOLE            58,800
Merrill Lynch & Co.                              73,500       SH                        SOLE            73,500
Exodus Communications Inc.                       53,550       SH                        SOLE            53,550
Bristol-Myers Squibb Co.                        119,830       SH                        SOLE           119,830
Wal-Mart Stores Inc.                            112,972       SH                        SOLE           112,972
Qualcomm Inc.                                    40,600       SH                        SOLE            40,600
Warner-Lambert Co.                               61,204       SH                        SOLE            61,204
JDS Uniphase Corp.                               46,900       SH                        SOLE            46,900
CMGI Inc.                                        46,500       SH                        SOLE            46,500
Motorola Inc.                                    36,417       SH                        SOLE            36,417
Merck & Co., Inc.                                81,833       SH                        SOLE            81,833
Atlantic Richfield Co.                           54,750       SH                        SOLE            54,750
Bell Atlantic Corp.                              74,300       SH                        SOLE            74,300
Oracle Corporation                               57,184       SH                        SOLE            57,184
Corning Inc.                                     21,550       SH                        SOLE            21,550
Goldman Sachs Group Inc.                         39,150       SH                        SOLE            39,150
Schlumberger Ltd.                                52,650       SH                        SOLE            52,650
Amazon.Com Inc.                                  57,900       SH                        SOLE            57,900
LSI Logic Corp.                                  52,600       SH                        SOLE            52,600
Chevron Corporation                              36,950       SH                        SOLE            36,950
Schwab (Charles) Corp.                           58,824       SH                        SOLE            58,824
Pfizer Inc.                                      79,796       SH                        SOLE            79,796
Applied Materials Inc.                           30,700       SH                        SOLE            30,700
Amgen Inc.                                       46,000       SH                        SOLE            46,000
Clear Channel Communications                     39,400       SH                        SOLE            39,400
Bellsouth Corporation                            57,100       SH                        SOLE            57,100
Telephone & Data Systems Inc.                    23,500       SH                        SOLE            23,500
American International Group                     23,216       SH                        SOLE            23,216
Compaq Computer Corp.                            91,000       SH                        SOLE            91,000
United Technologies Corp.                        38,000       SH                        SOLE            38,000
Worldcom Inc.                                    52,332       SH                        SOLE            52,332
Sony Corporation                                  8,000       SH                        SOLE             8,000
Berkshire Hathaway Inc.                              38       SH                        SOLE                38
Adobe Systems Inc.                               19,500       SH                        SOLE            19,500
Home Depot Inc.                                  32,066       SH                        SOLE            32,066
Softbank Corp.                                    2,000       SH                        SOLE             2,000
Inktomi Corp.                                     9,000       SH                        SOLE             9,000

                         COLUMN 1                            COLUMN 2         COLUMN 3         COLUMN 4
----------------------------------------------------------------------------------------------------------
                         NAME OF                          TITLE OF CLASS       CUSIP            VALUE
                         ISSUER                                                               (X $1000)
----------------------------------------------------------------------------------------------------------
McDonald's Corp.                                           Common Stock      580135101          $1,715
American Home Products Corp.                               Common Stock      026609107          $1,678
Disney (Walt) Co                                           Common Stock      254687106          $1,568
Teradyne Inc.                                              Common Stock      880770102          $1,522
Johnson & Johnson                                          Common Stock      478160104          $1,512
Alcoa Inc.                                                 Common Stock      013817101          $1,510
Altera Corp.                                               Common Stock      021441100          $1,315
Qwest Communications International                         Common Stock      749121109          $1,314
Fannie Mae                                                 Common Stock      313586109          $1,287
Telefonaktiebolaget LM Ericsson                                 ADR          294821400          $1,266
eBay Inc.                                                  Common Stock      278642103          $1,232
Wells Fargo & Company                                      Common Stock      949746101          $1,204
Gateway Inc.                                               Common Stock      367626108          $1,155
Imatron Inc.                                               Common Stock      452906100          $1,155
Juniper Networks Inc.                                      Common Stock      48203R104          $1,120
Apple Computer Inc.                                        Common Stock      037833100          $1,100
Nortel Networks Corporation                                Common Stock      656568102          $1,090
GTE Corporation                                            Common Stock      362320103          $1,090
Abbott Laboratories                                        Common Stock      002824100          $1,038
Pepsico Inc.                                               Common Stock      713448108          $1,027
PE Corp.-PE Biosystems Group                               Common Stock      69332S102            $984
Donaldson, Lufkin & Jenrette Inc. - DLJ                    Common Stock      257661108            $932
Eli Lilly & Co.                                            Common Stock      532457108            $882
General Motors Corp.                                       Common Stock      370442105            $874
Coca-Cola Co.                                              Common Stock      191216100            $855
Internet Capital Group Inc.                                Common Stock      46059C106            $831
AT&T Corp.                                                 Common Stock      001957109            $794
3com Corp.                                                 Common Stock      885535104            $790
Gap Inc.                                                   Common Stock      364760108            $770
Vitesse Semiconductor Corp.                                Common Stock      928497106            $760
Tellabs Inc.                                               Common Stock      879664100            $756
Sears, Roebuck And Co.                                     Common Stock      812387108            $726
Schering-Plough Corporation                                Common Stock      806605101            $717
Procter & Gamble Co.                                       Common Stock      742718109            $641
Vodafone AirTouch Plc                                           ADR          92857T107            $639
International Paper Co.                                    Common Stock      460146103            $620
Computer Associates International Inc.                     Common Stock      204912109            $562
Medtronic Inc.                                             Common Stock      585055106            $561
State Street Corp.                                         Common Stock      857477103            $552
Turnstone Systems Inc                                      Common Stock      900423104            $552
Ariba Inc.                                                 Common Stock      04033V104            $524
UAL Corp.                                                  Common Stock      902549500            $509
SBC Communications Inc.                                    Common Stock      78387G103            $501
Capital One Financial Corp.                                Common Stock      14040H105            $484
Nasdaq 100 Share Index                                     Common Stock      631100104            $482
Viacom Inc.                                                Common Stock      925524100            $481
Ford Motor Company                                         Common Stock      345370100            $450
Becton Dickinson & Co.                                     Common Stock      075887109            $442
Minnesota Mining & Manufacturing Company                   Common Stock      604059105            $441
Novellus Systems Inc.                                      Common Stock      670008101            $438
First Union Corp.                                          Common Stock      337358105            $428
Checkfree Holdings Corp.                                   Common Stock      162816102            $423
Deutsche Telekom                                                ADR          251566105            $417
Tiffany & Co.                                              Common Stock      886547108            $401
Immunex Corp.                                              Common Stock      452528102            $381
Bank One Corp.                                             Common Stock      06423A103            $380
Micron Technology Inc.                                     Common Stock      595112103            $378
Freddie Mac                                                Common Stock      313400301            $376
IndyMac Mortgage Holdings Inc.                             Common Stock      456607100            $373
AT&T - Liberty Media Group                                 Common Stock      001957208            $361

                                                   COLUMN 5                           COLUMN 6                COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                            SHRS OR         SH/PRN      Put/Call     Investment           Voting authority
                                            PRN AMT                                  discretion        Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                             45,650           SH                        SOLE            45,650
American Home Products Corp.                 31,300           SH                        SOLE            31,300
Disney (Walt) Co                             37,900           SH                        SOLE            37,900
Teradyne Inc.                                18,500           SH                        SOLE            18,500
Johnson & Johnson                            21,579           SH                        SOLE            21,579
Alcoa Inc.                                   21,500           SH                        SOLE            21,500
Altera Corp.                                 14,737           SH                        SOLE            14,737
Qwest Communications International           27,100           SH                        SOLE            27,100
Fannie Mae                                   22,800           SH                        SOLE            22,800
Telefonaktiebolaget LM Ericsson              13,500           SH                        SOLE            13,500
eBay Inc.                                     7,000           SH                        SOLE             7,000
Wells Fargo & Company                        29,400           SH                        SOLE            29,400
Gateway Inc.                                 21,800           SH                        SOLE            21,800
Imatron Inc.                                324,300           SH                        SOLE           324,300
Juniper Networks Inc.                         4,250           SH                        SOLE             4,250
Apple Computer Inc.                           8,103           SH                        SOLE             8,103
Nortel Networks Corporation                   8,650           SH                        SOLE             8,650
GTE Corporation                              15,350           SH                        SOLE            15,350
Abbott Laboratories                          29,510           SH                        SOLE            29,510
Pepsico Inc.                                 29,700           SH                        SOLE            29,700
PE Corp.-PE Biosystems Group                 10,200           SH                        SOLE            10,200
Donaldson, Lufkin & Jenrette Inc. - DLJ      18,000           SH                        SOLE            18,000
Eli Lilly & Co.                              14,000           SH                        SOLE            14,000
General Motors Corp.                         10,550           SH                        SOLE            10,550
Coca-Cola Co.                                18,206           SH                        SOLE            18,206
Internet Capital Group Inc.                   9,200           SH                        SOLE             9,200
AT&T Corp.                                   14,112           SH                        SOLE            14,112
3com Corp.                                   14,200           SH                        SOLE            14,200
Gap Inc.                                     15,450           SH                        SOLE            15,450
Vitesse Semiconductor Corp.                   7,900           SH                        SOLE             7,900
Tellabs Inc.                                 12,000           SH                        SOLE            12,000
Sears, Roebuck And Co.                       23,500           SH                        SOLE            23,500
Schering-Plough Corporation                  19,500           SH                        SOLE            19,500
Procter & Gamble Co.                         11,400           SH                        SOLE            11,400
Vodafone AirTouch Plc                        11,500           SH                        SOLE            11,500
International Paper Co.                      14,500           SH                        SOLE            14,500
Computer Associates International Inc.        9,500           SH                        SOLE             9,500
Medtronic Inc.                               10,900           SH                        SOLE            10,900
State Street Corp.                            5,700           SH                        SOLE             5,700
Turnstone Systems Inc                         4,800           SH                        SOLE             4,800
Ariba Inc.                                    2,500           SH                        SOLE             2,500
UAL Corp.                                     8,500           SH                        SOLE             8,500
SBC Communications Inc.                      11,932           SH                        SOLE            11,932
Capital One Financial Corp.                  10,100           SH                        SOLE            10,100
Nasdaq 100 Share Index                        4,400           SH                        SOLE             4,400
Viacom Inc.                                   9,000           SH                        SOLE             9,000
Ford Motor Company                            9,800           SH                        SOLE             9,800
Becton Dickinson & Co.                       16,800           SH                        SOLE            16,800
Minnesota Mining & Manufacturing Company      4,980           SH                        SOLE             4,980
Novellus Systems Inc.                         7,800           SH                        SOLE             7,800
First Union Corp.                            11,500           SH                        SOLE            11,500
Checkfree Holdings Corp.                      6,000           SH                        SOLE             6,000
Deutsche Telekom                              5,200           SH                        SOLE             5,200
Tiffany & Co.                                 4,800           SH                        SOLE             4,800
Immunex Corp.                                 6,000           SH                        SOLE             6,000
Bank One Corp.                               11,040           SH                        SOLE            11,040
Micron Technology Inc.                        3,000           SH                        SOLE             3,000
Freddie Mac                                   8,500           SH                        SOLE             8,500
IndyMac Mortgage Holdings Inc.               25,000           SH                        SOLE            25,000
AT&T - Liberty Media Group                    6,100           SH                        SOLE             6,100

                         COLUMN 1                            COLUMN 2         COLUMN 3         COLUMN 4
-------------------------------------------------------------------------------------------------------
                         NAME OF                          TITLE OF CLASS       CUSIP            VALUE
                         ISSUER                                                               (X $1000)
-------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA                                          ADR          879403780            $351
Analog Devices Inc.                                        Common Stock      032654105            $322
Georgia-Pacific (Georgia-Pacific Group)                    Common Stock      373298108            $317
Glaxo Wellcome Plc                                              ADR          37733W105            $297
Colgate-Palmolive Company                                  Common Stock      194162103            $293
Halliburton Co.                                            Common Stock      406216101            $292
CBS Corp.                                                  Common Stock      12490K107            $292
BP Amoco Plc                                                    ADR          055622104            $289
Pharmacia Corporation                                      Common Stock      611662107            $286
Nextel Communications Inc.                                 Common Stock      65332V103            $285
Honeywell International Inc.                               Common Stock      438516106            $279
Automatic Data Processing                                  Common Stock      053015103            $270
Telefonica SA                                                   ADR          879382208            $261
Xerox Corp.                                                Common Stock      984121103            $255
Lehman Brothers Holdings Inc.                              Common Stock      524908100            $247
Eastman Kodak Co.                                          Common Stock      277461109            $235
Union Carbide Corp.                                        Common Stock      905581104            $233
Weyerhaeuser Co.                                           Common Stock      962166104            $228
United Parcel Service Inc.                                 Common Stock      911312106            $221
Berkshire Hathaway Inc.                                    Common Stock      084670207            $213
Broadcom Corp.                                             Common Stock      111320107            $209
Pacific Century CyberWorks Limited                         Common Stock      Y6801N100             $84
E-new Media Company Limited                                Common Stock      Y2293Q107              $6
Neomedia Technologies Inc.                                 Common Stock      640505103             $85
CNPC Hong Kong LTD-ORD                                     Common Stock      G2237F100              $1
United States Treasury Note 6.125% 09/30/00                    Note          912827V41            $550
United States Treasury Note 5.875% 02/15/04                    Note          912827N81            $260
United States Treasury Note 6.750% 04/30/00                    Note          912827T69            $260
Comcast Corp. 10.625% 07/15/12                                 Bond          200300AN1            $256
United States Treasury Note SER C 2007 6.625% 8/15/07          Note          9128272U5            $255
United States Treasury Note SER C 2005 6.500% 8/15/05          Note          912827U83            $252
United States Treasury Note SER G -2004 6.000% 8/15/04         Note          9128275M0            $247
United States Treasury Note SER B  2003 5.750% 8/15/03         Note          912827L83            $245
New Jersey Health Care Facs Fing Auth Rev
  Chilton Mem Hosp-Ser D 5.000% 7/1/13                         Muni          64579CSF8            $237
Bellsouth Tele. 6.25% 05/15/03                                 Bond          079867AE7            $218
United States Treasury Note SER C  2006 7.000% 07/15/06        Note          912827Y55            $207

                                                        COLUMN 5                      COLUMN 6                COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                    SHRS OR   SH/PRN    Put/Call     Investment           Voting authority
                                                    PRN AMT                          discretion        Sole     Shared    None
------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA                                5,240     SH                      SOLE             5,240
Analog Devices Inc.                                   4,000     SH                      SOLE             4,000
Georgia-Pacific (Georgia-Pacific Group)               8,000     SH                      SOLE             8,000
Glaxo Wellcome Plc                                    5,190     SH                      SOLE             5,190
Colgate-Palmolive Company                             5,200     SH                      SOLE             5,200
Halliburton Co.                                       7,125     SH                      SOLE             7,125
CBS Corp.                                             5,155     SH                      SOLE             5,155
BP Amoco Plc                                          5,444     SH                      SOLE             5,444
Pharmacia Corporation                                 5,550     SH                      SOLE             5,550
Nextel Communications Inc.                            1,925     SH                      SOLE             1,925
Honeywell International Inc.                          5,300     SH                      SOLE             5,300
Automatic Data Processing                             5,600     SH                      SOLE             5,600
Telefonica SA                                         3,500     SH                      SOLE             3,500
Xerox Corp.                                           9,800     SH                      SOLE             9,800
Lehman Brothers Holdings Inc.                         2,546     SH                      SOLE             2,546
Eastman Kodak Co.                                     4,325     SH                      SOLE             4,325
Union Carbide Corp.                                   4,000     SH                      SOLE             4,000
Weyerhaeuser Co.                                      4,000     SH                      SOLE             4,000
United Parcel Service Inc.                            3,500     SH                      SOLE             3,500
Berkshire Hathaway Inc.                                 117     SH                      SOLE               117
Broadcom Corp.                                          860     SH                      SOLE               860
Pacific Century CyberWorks Limited                   36,000     SH                      SOLE            36,000
E-new Media Company Limited                          20,000     SH                      SOLE            20,000
Neomedia Technologies Inc.                           10,000     SH                      SOLE            10,000
CNPC Hong Kong LTD-ORD                               10,000     SH                      SOLE            10,000
United States Treasury Note 6.125% 09/30/00         550,000     SH                      SOLE           550,000
United States Treasury Note 5.875% 02/15/04         266,000     SH                      SOLE           266,000
United States Treasury Note 6.750% 04/30/00         260,000     SH                      SOLE           260,000
Comcast Corp. 10.625% 07/15/12                      220,000     SH                      SOLE           220,000
United States Treasury Note SER C 2007 6.625% 8/15  250,000     SH                      SOLE           250,000
United States Treasury Note SER C 2005 6.500% 8/15  250,000     SH                      SOLE           250,000
United States Treasury Note SER G -2004 6.000% 8/1  250,000     SH                      SOLE           250,000
United States Treasury Note SER B  2003 5.750% 8/1  250,000     SH                      SOLE           250,000
New Jersey Health Care Facs Fing Auth Rev
  Chilton Mem Hosp-Ser D 5.000% 7/1/13              250,000     SH                      SOLE           250,000
Bellsouth Tele. 6.25% 05/15/03                      225,000     SH                      SOLE           225,000
United States Treasury Note SER C  2006 7.000%
  07/ 15/06                                         200,000     SH                      SOLE           200,000